Segment information - Contributions by Reportable Segments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) segment	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of operating segments [line items]
Number of reportable segments | segment	3
Revenue	£ 14,428.7	£ 12,801.1	£ 12,002.8
Headline operating profit	1,741.8	1,493.5	1,260.5
Share-based payments	122.0	99.6	74.4
Capital additions	223.3	293.1	272.6
Depreciation and amortisation	451.0	444.0	541.9
Goodwill impairment	37.9	1.8	2,822.9
(Loss)/earnings from associates - after interest and tax	(60.4)	23.8	(136.0)
Interests in associates and joint ventures	305.1	412.9	330.7
Global Integrated Agencies
Disclosure of operating segments [line items]
Revenue	12,191.0	10,890.5	10,329.0
Revenue less pass-through costs	9,742.8	8,683.1	8,247.8
Headline operating profit	1,432.4	1,221.8	1,070.3
Share-based payments	100.5	92.3	61.3
Capital additions	193.8	252.7	234.2
Depreciation and amortisation	372.9	372.8	449.7
Goodwill impairment	0.0	0.0	2,355.1
(Loss)/earnings from associates - after interest and tax	10.8	22.7	19.0
Interests in associates and joint ventures	80.1	115.2	158.4
Public Relations
Disclosure of operating segments [line items]
Revenue	1,228.3	959.0	892.9
Revenue less pass-through costs	1,157.0	909.7	854.4
Headline operating profit	190.8	143.1	141.3
Share-based payments	14.7	4.8	8.0
Capital additions	11.0	17.9	15.5
Depreciation and amortisation	36.7	28.1	32.8
Goodwill impairment	3.7	0.0	161.5
(Loss)/earnings from associates - after interest and tax	0.5	1.7	1.3
Interests in associates and joint ventures	0.1	8.0	6.4
Specialist Agencies
Disclosure of operating segments [line items]
Revenue	1,009.4	951.6	780.9
Revenue less pass-through costs	899.5	804.4	659.8
Headline operating profit	118.6	128.6	48.9
Share-based payments	6.8	2.5	5.1
Capital additions	18.5	22.5	22.9
Depreciation and amortisation	41.4	43.1	59.4
Goodwill impairment	34.2	1.8	306.3
(Loss)/earnings from associates - after interest and tax	(71.7)	(0.6)	(156.3)
Interests in associates and joint ventures	£ 224.9	£ 289.7	£ 165.9